Equity Incentive Plan - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Shares reserved for future issuance	[1]		49,256,976
Unrecognized stock-based compensation expense for employee stock options			$ 1,700,000
weighted-average remaining period			2 years 1 month 6 days
RSU rights cancelled			0
RSUs vested			0
Unvested Restricted Stock Units (RSUs)
Issued RSU for the right to shares common stock		100,000
Fair value per share of common stock on the date of issuance		$ 1.25
RSU rights cancelled				0
RSUs unvested				25,000
RSUs vested			100,000	75,000
Fair value of RSU vested			$ 31,000
Two Thousand Twelve Equity Incentive Plan
Shares reserved for future issuance			14,000,000
Shares remain available for future grant			2,896,814
Shares of common stock reserved for issuance description			The options expire ten years from the date of grant and generally vest either (i) over a four-year period, with 25% exercisable at the end of one year from the employee's hire date and the balance vesting ratably thereafter or (ii) over a three-year period, with 25% exercisable at the grant date and the balance vesting ratably thereafter.

[1]	Excludes (i) shares issuable upon conversion of Series D in the next equity financing at a 50% discount to the issuance price and (ii) shares issuable upon exercise of the Warrant Rights.